UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2010

Item 1. Schedule of Investments.

CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

MUNICIPAL OBLIGATIONS - 8.6%	PRINCIPAL AMOUNT	VALUE
Idaho State Tax Anticipation Revenue Notes, 2.00%, 6/30/11	$2,250,000	$2,267,568
Metropolitan Washington DC Airport Authority System Commercial Paper:
0.65%, 1/20/11, LOC: Landesbank Baden-Wuerttemberg	3,000,000	3,000,000
0.65%, 2/2/11, LOC: Landesbank Baden-Wuerttemberg	4,700,000	4,700,000
Philadelphia Pennsylvania Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	1,615,000	1,625,282
South Carolina State Public Service Authority Revenue Bonds, 0.51%, 7/15/11 (r)	3,000,000	3,000,000
Wisconsin State Tax Anticipation Notes, 2.00%, 6/15/11	2,500,000	2,516,973

Total Municipal Obligations (Cost $17,109,823)		17,109,823

VARIABLE RATE DEMAND NOTES - 76.8%
Albany New York Industrial Development Agency Civic Facilities Revenue:
0.40%, 5/1/27, LOC: Bank of America (r)	1,800,000	1,800,000
0.91%, 5/1/27, LOC: Bank of America (r)	485,000	485,000
Alexandria Virginia IDA Revenue, 0.34%, 10/1/30, LOC: Branch Bank & Trust (r)	3,390,000	3,390,000
Allen County Ohio Hospital Facilities Revenue, 0.29%, 6/1/34, LOC: Bank of Nova Scotia (r)	1,500,000	1,500,000
Bayfront Regional Development Corp., 0.32%, 11/1/27, LOC: PNC Bank (r)	300,000	300,000
Birmingham Alabama Industrial Development Board Revenue, 0.59%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	970,000	970,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.35%, 6/1/22, LOC: Comerica Bank (r)	1,935,000	1,935,000
Butler County Alabama IDA Revenue, 0.95%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	185,000	185,000
Calhoun County Alabama Economic Development Council Revenue, 0.54%, 4/1/21, LOC: Bank of America (r)	3,600,000	3,600,000
California State Housing Finance Agency Revenue, 0.33%, 8/1/33, LOC: Fannie Mae, LOC: Freddie Mac (r)	2,300,000	2,300,000
California Statewide Communities Development Authority MFH Revenue, 0.46%, 8/1/32, LOC: U.S. Bank (r)	440,000	440,000
Chelsea Michigan Economic Development Corp. LO Revenue, 0.35%, 10/1/36, LOC: Comerica Bank (r)	2,965,000	2,965,000
Chicago Illinois MFH Revenue, 0.40%, 7/1/29, LOC: Freddie Mac (r)	1,555,000	1,555,000
CIDC-Hudson House LLC New York Revenue, 0.85%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,415,000	1,415,000
Congress/Commons LLC, 0.36%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,165,000	4,165,000
Cumberland County Pennsylvania Municipal Authority Revenue, 0.33%, 1/1/41, LOC: KBC Bank (r)	1,755,000	1,755,000
District of Columbia Housing Finance Agency MFH Revenue, 0.32%, 11/1/38, LOC: Freddie Mac (r)	220,000	220,000
District of Columbia Revenue, 0.32%, 4/1/38, LOC: PNC Bank (r)	3,315,000	3,315,000
Franklin County Ohio Health Care Revenue, 0.31%, 11/1/34, LOC: PNC Bank (r)	4,500,000	4,500,000
Garland Texas Independent School District GO, 0.35%, 6/15/29, BPA: Bank of America, GA: Texas Permanent School Fund (mandatory put, 2/10/11 @ 100) (r)	1,000,000	1,000,000
Haskell Capital Partners Ltd., 0.34%, 9/1/20, LOC: Branch Bank & Trust (r)	1,510,000	1,510,000
Hayward California Revenue, 0.95%, 5/1/12, LOC: Freddie Mac (r)	185,000	185,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.46%, 11/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,540,000	4,540,000
Hills City Iowa Health Facilities Revenue, 0.33%, 8/10/35, LOC: U.S. Bank (r)	2,000,000	2,000,000
Illinois State Development Finance Authority Revenue, 0.39%, 6/1/19, LOC: Northern Trust Co. (r)	1,700,000	1,700,000
Illinois State Finance Authority Revenue, 0.31%, 5/15/31, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	905,000	905,000
Kansas City Missouri IDA & MFH Revenue, 0.33%, 9/15/32, LOC: Fannie Mae (r)	500,000	500,000
Long Island New York Power Authority Revenue, 0.29%, 5/1/33, LOC: WestLB (r)	3,800,000	3,800,000
Louisiana State GO Revenue, 0.30%, 7/15/26, LOC: BNP Paribas (r)	1,205,000	1,205,000
Manteca Redevelopment Agency Tax Allocation, 0.32%, 10/1/42, LOC: State Street Bank (r)	3,600,000	3,600,000
Marietta Georgia Housing Authority MFH Revenue, 0.27%, 7/1/24, LOC: Freddie Mac (r)	1,000,000	1,000,000
Martin Luther Foundation, Inc., 0.51%, 9/1/11, LOC: KBC Bank (r)	10,000	10,000
Massachusetts Health & Educational Facilities Authority Revenue, 0.39%, 7/1/39, LOC: RBS Citizens, C/LOC: FHLB (r)	3,795,000	3,795,000
Massachusetts State Development Finance Agency Revenue, 0.53%, 9/1/16, LOC: TD Bank (r)	3,800,000	3,800,000
Michigan State Strategic Fund LO Revenue, 0.36%, 3/1/39, LOC: Deutsche Bank (r)	5,375,000	5,375,000
Mississippi Business Finance Corp. Revenue:
0.36%, 4/1/37, LOC: Wells Fargo Bank (r)	2,440,000	2,440,000
0.36%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	350,000	350,000
Mississippi State Home Corp. MFH Revenue, 0.43%, 8/15/40, CF: Fannie Mae (r)	1,500,000	1,500,000
Missouri State Health & Educational Facilities Authority Revenue, 0.33%, 8/1/31, LOC: U.S. Bank (r)	990,000	990,000
Montgomery County Maryland Housing Opportunities Commission Revenue, 0.29%, 12/1/30, LOC: Fannie Mae (r)	700,000	700,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.27%, 8/15/31, LOC: Fannie Mae (r)	500,000	500,000
Kingswood Apts. Project, 0.27%, 8/15/31, LOC: Fannie Mae (r)	190,000	190,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.33%, 6/1/34, LOC: U.S. Bank (r)	1,721,000	1,721,000
Ness Family Partners LP, 0.36%, 9/1/34, LOC: Bank of the West (r)	5,670,000	5,670,000
Nevada State Housing Division Revenue, 0.32%, 4/15/39, LOC: Fannie Mae (r)	600,000	600,000
New Britain Connecticut GO Revenue, 0.36%, 2/1/26, LOC: Bank of America (r)	685,000	685,000
New Jersey Economic Development Authority Revenue, 0.23%, 9/1/31, LOC: Lloyds TSB Bank, LOC: Bank of Nova Scotia (r)	3,400,000	3,400,000
New York Metropolitan Transportation Authority Revenue, 0.33%, 11/1/35, LOC: BNP Paribas (r)	4,400,000	4,400,000
New York State Dormitory Authority Revenue, 0.28%, 7/1/38, LOC: TD Bank (r)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue:
0.28%, 11/15/29, CF: Fannie Mae (r)	1,300,000	1,300,000
0.30%, 5/15/34, LOC: Fannie Mae (r)	900,000	900,000
0.30%, 11/15/38, LOC: Fannie Mae (r)	1,125,000	1,125,000
New York State MMC Corp. Revenue, 0.85%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,320,000	2,320,000
Osceola County Florida HFA MFH Revenue, 0.40%, 9/15/35, LOC: Fannie Mae (r)	1,490,000	1,490,000
Palm Beach County Florida Revenue, 0.57%, 1/1/34, LOC: TD Bank (r)	1,900,000	1,900,000
Prevea Clinic, Inc., 0.30%, 12/1/34, LOC: Wells Fargo Bank (r)	4,135,000	4,135,000
Rathbone LLC, 0.45%, 1/1/38, LOC: Comerica Bank (r)	2,905,000	2,905,000
Rhode Island State Student Loan Authority Revenue, 0.25%, 6/1/48, LOC: State Street Bank (r)	2,600,000	2,600,000
Rural Electric Co-op Grantor Trust Certificates, 0.75%, 12/18/17, BPA: JPMorgan Chase Bank (r)	22,740,000	22,740,000
South Dakota State Housing Development Authority Revenue, 0.32%, 1/1/44, CF: Freddie Mac (r)	400,000	400,000
St. Joseph County Indiana Economic Development Revenue, 1.76%, 6/1/27, LOC: FHLB (r)	255,000	255,000
SunAmerica Trust Revenue, 0.60%, 7/1/41, LOC: Freddie Mac (r)	474,000	474,000
Tucson Arizona IDA Revenue, 0.33%, 1/15/32, LOC: Fannie Mae (r)	590,000	590,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue, 0.39%, 3/1/27, LOC: JPMorgan Chase Bank (r)	1,300,000	1,300,000
Utah State Housing Corp. Single Family Revenue, 0.34%, 7/1/36, LOC: Fannie Mae & Freddie Mac (r)	1,030,000	1,030,000
Wausau Wisconsin Community Development Authority Revenue, 0.93%, 11/1/38, LOC: JPMorgan Chase Bank (r)	1,785,000	1,785,000
Westchester County New York Industrial Development Agency Revenue, 0.78%, 1/1/34, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	2,500,000	2,500,000
Wisconsin State Health & Educational Facilities Authority Revenue, 0.54%, 11/1/23, LOC: U.S. Bank (r)	2,845,000	2,845,000
Yellowwood Acres, Inc., 0.51%, 9/3/12, LOC: KBC Bank (r)	4,125,000	4,125,000

Total Variable Rate Demand Notes (Cost $153,585,000)		153,585,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 9.3%
Fannie Mae Discount Notes:
1/3/11	2,000,000	1,999,957
3/1/11	1,200,000	1,199,154
5/4/11	4,000,000	3,996,173
Federal Home Loan Bank:
0.35%, 4/1/11	2,000,000	1,999,724
0.70%, 4/18/11	2,000,000	2,000,825
0.85%, 5/4/11	2,380,000	2,382,266
0.80%, 5/6/11	2,000,000	2,001,658
0.50%, 12/23/11	3,000,000	3,000,000

Total U.S. Government Agencies And Instrumentalities (Cost $18,579,757)		18,579,757

U.S. TREASURY - 3.0%
United States Treasury Notes:
0.875%, 3/31/11	2,000,000	2,002,064
0.875%, 5/30/11	4,000,000	4,010,561

Total U.S. Treasury (Cost $6,012,625)		6,012,625

TOTAL INVESTMENTS (Cost $195,287,205) - 97.7%		195,287,205
Other assets and liabilities, net - 2.3%		4,600,628
NET ASSETS - 100%		$199,887,833

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CF: Credit Facility
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

On December 12, 2008, the net assets of the Summit Money Market Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Institutional Prime Fund.  The merger was accomplished by a tax-free exchange of 190,982,179 shares of the Calvert Institutional Prime Fund (valued at $190,982,179) for 190,982,179 shares of the Summit Money Market Fund outstanding at December 12, 2008.  The Summit Money Market Fund’s net assets as of December 12, 2008 were combined with those of the Calvert Institutional Prime Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$24,592,382	-	$24,592,382
Municipal obligations	-	17,109,823	-	17,109,823
Variable rate demand notes	-	153,585,000	-	153,585,000
TOTAL	-	$195,287,205	-	$195,287,205

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The cost of investments owned at December 31, 2010 for federal income tax purposes was $195,287,205.

Net realized capital loss carryforward for federal income tax purposes of $5,583 and $84,607 at September 30, 2010 may be utilized to offset future capital gains until expiration in September 2012 and September 2018, respectively.

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

                Filed herewith.

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:          /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       February 28, 2011